Redeemable Noncontrolling Interests - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 03, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 LDKSCT	Dec. 31, 2011 LDKSCT Minimum	Dec. 31, 2011 JXLDK
Redeemable Noncontrolling Interest [Line Items]
Series A redeemable convertible preferred shares issued		240,000,000
Aggregate issuance price of series A redeemable convertible preferred stock that Strategic Investors have agreed to subscribe		$ 240,000,000
Percentage of preferred shares to the aggregate issued and outstanding share capital of LDK SCT			18.46%
Percentage of aggregate issued and outstanding share capital of LDK SCT remaining			81.54%
Initial conversion ratio			1
Qualified IPO completion date			Jun. 03, 2013
Percentage of subscription price used to calculate redemption price			100.00%
Internal rate of return			23.00%
Annual dividend to strategic investors				15,000,000
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd					15.00%
Redeemable non-controlling interests	$ 170,716,000